Other disclosures - Equivalent Euro value of assets and liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018		Jan. 01, 2018	Dec. 31, 2017		Dec. 31, 2016
ASSETS
Cash and cash equivalents	€ 101,067		€ 113,663	[1],[2]	€ 110,995	€ 110,995	[2]	€ 76,454
Financial assets held for trading	108,230		92,879	[1]	125,618	125,458
Non-trading financial assets mandatorily at fair value through profit or loss	4,911		10,730	[1]	4,987
Financial assets designated at fair value through profit or loss	62,069		57,460	[1]	42,075	34,782
Financial assets available-for-sale	122,845		118,420			133,271
Financial assets at fair value through other comprehensive income	125,708		121,091	[1]	126,353
Financial assets at amortised cost	995,482		946,099	[1]	909,094
Loans and receivables						903,013
Held-to-maturity investments						13,491
Investments accounted for using equity method	8,772		7,588	[1]	6,150	6,184		€ 4,836
Tangible assets	35,235	€ 32,850	26,157	[1]		22,974
Intangible assets	27,687		28,560	[1]		28,683
Other assets	10,138		9,348	[1]		9,766
TOTAL ASSETS	1,522,695		1,459,271	[1]	1,443,069	1,444,305
Liabilities
Financial liabilities held for trading	77,139		70,343	[1]	107,634	107,624
Financial liabilities designated at fair value through profit or loss	60,995		68,058	[1]	59,616	59,616
Financial liabilities at amortized cost	1,230,745		1,171,630	[1]	1,126,069	1,126,069
LIABILITIES UNDER INSURANCE OR REINSURANCE CONTRACTS	739		765	[1]		1,117
Other liabilities	12,792		13,088	[1]		12,591
TOTAL LIABILITIES	1,412,036		1,351,910	[1]	€ 1,337,707	1,337,472
Non-Euro
ASSETS
Cash and cash equivalents	65,205		61,372			67,025
Financial assets held for trading	60,526		56,217			82,004
Non-trading financial assets mandatorily at fair value through profit or loss	2,611		8,231
Financial assets designated at fair value through profit or loss	25,938		32,244			7,322
Financial assets available-for-sale						65,691
Financial assets at fair value through other comprehensive income	76,402		67,926
Financial assets at amortised cost	656,564		598,629
Loans and receivables						553,301
Held-to-maturity investments						11,490
Investments accounted for using equity method	1,355		1,189			1,121
Tangible assets	24,662		19,903			15,971
Intangible assets	21,942		23,016			23,499
Other assets	25,410		24,506			23,695
TOTAL ASSETS	960,615		893,233			851,119
Liabilities
Financial liabilities held for trading	45,262		40,989			76,459
Financial liabilities designated at fair value through profit or loss	29,593		35,997			21,766
Financial liabilities at amortized cost	752,188		694,362			638,680
LIABILITIES UNDER INSURANCE OR REINSURANCE CONTRACTS	13		29			58
Other liabilities	23,428		20,567			20,989
TOTAL LIABILITIES	€ 850,484		€ 791,944			€ 757,952

[1]	See reconciliation of IAS 39 as of 31 December 2017 to IFRS 9 as of 1 January 2018 (Note 1.d).
[2]	See reconciliation of IAS 39 as of 31 December 2017 to IFRS 9 as of 1 January 2018 (Note 1.d).